CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued	165,472,241	165,472,241	165,472,241
Common Stock, Shares, Outstanding	165,472,241	165,472,241	165,472,241